Organization, Business operation and Going concern (Details)					1 Months Ended	3 Months Ended						9 Months Ended		12 Months Ended
		Dec. 23, 2024 USD ($)	Nov. 05, 2024 USD ($)	Jun. 18, 2024 USD ($) shares	Jan. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Mar. 31, 2024 USD ($) $ / shares		Mar. 31, 2023 USD ($) $ / shares		Dec. 24, 2024 shares	Nov. 07, 2024 shares	Dec. 28, 2023 $ / shares
Organization, Business Operation and Going Concern [Line Items]
Net loss						$ (7,922,063)	$ (3,549,321)	$ (2,334,233)	$ 14,425,439	$ (12,402,285)	$ (28,781,134)	$ (13,805,617)	$ (26,757,978)	$ (34,277,251)		$ (62,032,076)
Cash used in operations												(5,043,721)	$ (8,542,144)	(22,199,148)		(36,269,517)
Accumulated deficit						$ (321,357,118)						(321,357,118)		(307,551,501)		$ (270,002,280)
Working capital												$ 40,754,964		26,236,359
Private placement			$ 3,621,000											$ 30,000,000
Repay of outstanding debt			3,804,000
Common stock par value (in Dollars per share) | $ / shares	[1]					$ 0.0001						$ 0.0001		$ 0.0001	[2]	$ 0.0001	[2]
Board of directors														five
Exchange ratio of reverse recapitalization														0.0284
Incurred net loss														$ 34,277,251		$ 62,032,076
Cash used in operation														$ 22,199,148		36,269,517
Principal amount												$ 15,900,000
Purchase of warrants (in Shares) | shares				1,267,728														1
Pre-Funded Warrants [Member]
Organization, Business Operation and Going Concern [Line Items]
Net proceeds		$ 4,790,000	7,625,000
Gross proceeds		$ 5,480,000
Purchase of warrants (in Shares) | shares																			835,000
Warrant [Member]
Organization, Business Operation and Going Concern [Line Items]
Purchase of warrants (in Shares) | shares																			213,785
Previously Reported [Member]
Organization, Business Operation and Going Concern [Line Items]
Accumulated deficit																$ (270,002,281)
Minimum [Member]
Organization, Business Operation and Going Concern [Line Items]
Private placement			$ 9,150,000
Price per share (in Dollars per share) | $ / shares						$ 0.0034						$ 0.0034
Common Stock [Member]
Organization, Business Operation and Going Concern [Line Items]
Net loss
Common stock par value (in Dollars per share) | $ / shares														$ 0.0001						$ 0.0001
Subsequent Event [Member]
Organization, Business Operation and Going Concern [Line Items]
Investment					$ 3,000,000
Price per share (in Dollars per share) | $ / shares					$ 1,560,000
Fees and expenses payable					$ 1,250,000
Principal amount				$ 3,600,000
Purchase of warrants (in Shares) | shares				1,267,728
Gross proceeds				$ 3,000,000	$ 1,440,000
Subsequent Event [Member] | Warrant [Member]
Organization, Business Operation and Going Concern [Line Items]
Purchase of warrants (in Shares) | shares				52,966,102
Board of Directors [Member]
Organization, Business Operation and Going Concern [Line Items]
Board of directors														two

[1]	Prior period numbers have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-100 that became effective October 21, 2024. (Refer Note 4)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.